Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Summary of Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation and the values of assets acquired and liabilities assumed (in thousands):

Purchase Price	June 26, 2013
Consideration given
Cash	$652,500

Allocation of Purchase Price
Unproved properties	621,039
Proved properties	40,914
Cash	653
Building and land	1,500

Total assets	664,106
Asset retirement obligations	(8,378)
Pension obligation	(2,522)
Other working capital	(706)

Fair value of net assets acquired	$652,500

The following table summarizes the preliminary purchase price allocation and the values of assets acquired and liabilities assumed and is subject to finalization (in thousands):

Purchase Price	June 26, 2013
Consideration Given
Cash	$652,500
Allocation of Purchase Price
Unproved properties	621,039
Proved properties	40,914
Cash	653
Building and land	1,500
Total assets	664,106
Asset retirement obligations	(8,378)
Pension obligation	(2,522)
Other working capital	(706)
Fair value of net assets acquired	$652,500

Summary Of Pro Forma Financial Information

The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of January 1, 2013, nor are they necessarily indicative of future results (in thousands).

For the Nine Months Ended September 30, 2013
Oil and natural gas sales	$13,071
Net loss	$(40,018)

The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of January 1, 2012, nor are they necessarily indicative of future results (in thousands).

	For the Year Ended December 31,
	2013	2012
	(unaudited)
Oil and natural gas sales	20,638	13,936
Net loss	(71,131)	(56,065)